Fair Value of Financial Instruments - Debt and Levels 1-3 tables (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Long-term debt, including current portion
Carrying Amount	$ 1,652,621,000	$ 437,280,000
Assets and Liabilities
Assets	1,811,000
Liabilities	3,889,000
Fair Value, Measurements, Recurring
Assets and Liabilities
Assets	1,811,000	0
Liabilities	3,889,000	0
Interest rate swaps
Assets and Liabilities
Liabilities	3,204,000
Interest rate swaps | Fair Value, Measurements, Recurring
Assets and Liabilities
Liabilities	3,204,000	0
Foreign exchange contracts
Assets and Liabilities
Assets	1,811,000
Liabilities	685,000
Foreign exchange contracts | Fair Value, Measurements, Recurring
Assets and Liabilities
Assets	1,811,000	0
Liabilities	685,000	0
Level 1 | Fair Value, Measurements, Recurring
Assets and Liabilities
Assets	0	0
Liabilities	0	0
Level 1 | Interest rate swaps | Fair Value, Measurements, Recurring
Assets and Liabilities
Liabilities	0	0
Level 1 | Foreign exchange contracts | Fair Value, Measurements, Recurring
Assets and Liabilities
Assets	0	0
Liabilities	0	0
Level 2
Long-term debt, including current portion
Fair Value	1,659,883,000	443,067,000
Level 2 | Fair Value, Measurements, Recurring
Assets and Liabilities
Assets	1,811,000	0
Liabilities	3,889,000	0
Level 2 | Interest rate swaps | Fair Value, Measurements, Recurring
Assets and Liabilities
Liabilities	3,204,000	0
Level 2 | Foreign exchange contracts | Fair Value, Measurements, Recurring
Assets and Liabilities
Assets	1,811,000	0
Liabilities	685,000	0
Level 3 | Fair Value, Measurements, Recurring
Assets and Liabilities
Assets	0	0
Liabilities	0	0
Level 3 | Interest rate swaps | Fair Value, Measurements, Recurring
Assets and Liabilities
Liabilities	0	0
Level 3 | Foreign exchange contracts | Fair Value, Measurements, Recurring
Assets and Liabilities
Assets	0	0
Liabilities	$ 0	$ 0